UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09461

Nuveen North Carolina Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 11.7% (7.1% of Total Investments)
$ 750	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	AA+	$ 742,328
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
380	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AA+	380,597
	2001A, 5.125%, 10/01/26
150	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	147,467
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
520	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	A+	542,714
	4/01/17 – AMBAC Insured
1,750	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A,	12/11 at 100.00	Aaa	1,755,863
	5.000%, 12/01/25
400	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B,	No Opt. Call	Aaa	404,856
	5.000%, 12/01/11
3,950	Total Education and Civic Organizations			3,973,825
	Energy – 1.5% (0.9% of Total Investments)
500	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker	1/13 at 100.00	Ba2	497,400
	Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Health Care – 27.9% (16.9% of Total Investments)
590	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	475,003
	2007, 5.250%, 10/01/38
950	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	930,639
	Bonds, Series 2008A, 5.000%, 1/15/47
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds,	1/19 at 100.00	AA–	1,012,740
	Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39
250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA+	257,628
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
30	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA+	31,289
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
1,000	5.250%, 11/01/40	11/20 at 100.00	A+	995,480
500	5.000%, 11/01/43	11/20 at 100.00	A+	481,400
250	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue	1/20 at 100.00	A	233,008
	Ridge HealthCare, Series 2010A, 5.000%, 1/01/36
180	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	190,570
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
330	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series	10/14 at 100.00	AA+	338,699
	2009A, 5.625%, 10/01/38 – AGC Insured
1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A+	1,121,322
	Medical Center, Series 2002A, 5.250%, 1/01/15
980	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series	11/11 at 100.00	A+	980,872
	1996, 5.250%, 5/01/26
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	1,524,810
	Center, Series 2002, 5.250%, 6/01/22
500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	531,555
	2007, 5.000%, 11/01/20
250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A	238,318
	2005, 5.000%, 1/01/33 – FGIC Insured
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	150,551
	Bonds, Series 2008, 6.250%, 10/01/38
9,570	Total Health Care			9,493,884
	Housing/Single Family – 7.2% (4.4% of Total Investments)
335	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/12 at 100.00	AA	335,097
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
555	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/12 at 100.00	AA	555,261
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
240	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	236,314
	7/01/33 (Alternative Minimum Tax)
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	1,009,060
	4.500%, 1/01/28
320	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	316,051
	7/01/37 (Alternative Minimum Tax)
2,450	Total Housing/Single Family			2,451,783
	Long-Term Care – 1.7% (1.0% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
200	5.400%, 10/01/27	10/16 at 100.00	N/R	180,084
300	5.500%, 10/01/31	10/16 at 100.00	N/R	265,071
150	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	138,110
	5.000%, 1/01/36
650	Total Long-Term Care			583,265
	Materials – 1.0% (0.6% of Total Investments)
400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	354,620
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 11.5% (7.0% of Total Investments)
1,000	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	1,148,780
	North Carolina, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,103,250
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,084,670
550	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	582,423
3,550	Total Tax Obligation/General			3,919,123
	Tax Obligation/Limited – 26.3% (16.0% of Total Investments)
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,445,906
	Series 2003G, 5.375%, 6/01/26 (UB)
305	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	314,974
	2008A, 5.000%, 6/01/33
160	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 –	6/17 at 100.00	AA–	174,149
	NPFG Insured
1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 –	12/12 at 100.00	AA–	1,978,180
	AMBAC Insured
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	Aa3	1,318,738
	AMBAC Insured
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,488,398
50	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AA+	52,976
	AGC Insured
525	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	113,962
	0.000%, 8/01/35
470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project,	6/14 at 100.00	AA+	501,217
	Series 2004B, 5.000%, 6/01/20
170	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	181,138
150	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA+	159,879
	12/01/27 – AGM Insured
700	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AA+	718,403
	AGM Insured (UB)
250	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	266,550
250	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	263,093
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
8,940	Total Tax Obligation/Limited			8,977,563
	Transportation – 11.3% (6.9% of Total Investments)
1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	A+	1,018,880
	Series 2010A, 5.000%, 7/01/39
360	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	369,814
	5.250%, 2/01/40
500	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B,	2/20 at 100.00	A3	513,105
	5.000%, 2/01/29
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA+	54,495
25	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	26,966
275	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	292,718
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
2,270	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA+	637,234
175	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA+	39,029
300	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	323,481
	7/01/20 – SYNCORA GTY Insured
550	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series	No Opt. Call	Aa3	574,541
	2010A, 5.000%, 5/01/36
5,505	Total Transportation			3,850,263
	U.S. Guaranteed – 11.5% (7.0% of Total Investments) (4)
100	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	115,356
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
620	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	Aaa	622,579
	2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)
800	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	811,416
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	343,359
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
1,020	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	1,076,804
910	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	960,168
3,750	Total U.S. Guaranteed			3,929,682
	Utilities – 8.4% (5.1% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	564,895
	5.250%, 1/01/20 – AMBAC Insured
745	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	11/11 at 100.00	Baa1	747,064
	1993B, 5.500%, 1/01/17 – FGIC Insured
25	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	26,081
	2009A, 5.000%, 1/01/30
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A1	1,543,080
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
2,770	Total Utilities			2,881,120
	Water and Sewer – 44.7% (27.1% of Total Investments)
100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA+	104,879
	4/01/31 – AGM Insured
505	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	531,957
	2008, 5.000%, 8/01/35
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,067,540
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	265,315
1,500	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	1,616,895
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	534,515
	5.000%, 6/01/25
700	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AA+	762,986
	AGC Insured
400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B,	6/14 at 100.00	A+	431,328
	5.000%, 6/01/23 – SYNCORA GTY Insured
550	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	550,707
	6.000%, 7/01/44
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,440	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	4,736,989
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,155,730
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A,	No Opt. Call	AAA	5,779
	Residuals Series 11-R-645-2, 13.706%, 3/01/14 (IF)
1,385	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	1,473,346
	6/01/37 (UB)
14,335	Total Water and Sewer			15,237,966
$ 56,370	Total Investments (cost $54,304,481) – 164.7%			56,150,494
	Floating Rate Obligations – (21.0)%			(7,160,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.7)% (5)			(16,600,000)
	Other Assets Less Liabilities – 5.0%			1,691,928
	Net Assets Applicable to Common Shares – 100%			$ 34,082,422

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$56,150,494	$ —	$56,150,494

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $47,110,888.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$2,105,837
Depreciation	(226,552)
Net unrealized appreciation (depreciation) of investments	$1,879,285

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.6%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011